Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities	6 Months Ended
Dec. 31, 2025
Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities [Abstract]
Reconciliation of loss after income tax to net cash used in operating activities

Note 18. Reconciliation of loss after income tax to net cash used in operating activities

	Consolidated
	December 2025	December 2024
	$	$
Loss after income tax benefit for the half-year	(12,552,490)	(10,453,811)
Adjustments for:
Amortisation	-	934,711
Share-based payments expense	4,634,705	464,387
Foreign exchange differences	(194,392)	229,356
Fair value (gain)/loss on financial liabilities at fair value through profit or loss	(744,920)	1,999,648
Gain on contingent consideration	-	(750,007)
Contingent consideration interest	-	232,447
Change in operating assets and liabilities:
(Increase) / Decrease trade and other receivables	(217,628)	44,560
Decrease in other assets	280,060	345,311
Decrease in borrowings	(296,833)	(493,454)
Decrease in trade and other payables	(468,313)	(852,050)
Decrease in deferred tax liabilities	-	(135,546)
Increase in employee benefits provisions	19,188	14,204
Net cash used in operating activities	(9,540,623)	(8,420,244)